Subsequent Events (Details) - USD ($)						1 Months Ended	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Mar. 24, 2025	Jan. 07, 2025	Dec. 12, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Convertible Notes amount (in Dollars)							$ 2,000,000
Grant-date fair value per share							$ 1.53	$ 1.53	$ 1.96
Long-Term Incentive Plan II [Member]
Subsequent Events [Line Items]
Aggregate shares issued (in Shares)					2,869,750
LTIP Event I [Member]
Subsequent Events [Line Items]
Grant-date fair value per share							2.36
LTIP Event II [Member]
Subsequent Events [Line Items]
Grant-date fair value per share							3.09
Restricted Shares Units [Member]
Subsequent Events [Line Items]
Grant-date fair value per share							$ 3.36
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible Notes amount (in Dollars)						$ 600,000
Conversion exercise price		$ 1.65				$ 1.65
Aggregate shares issued (in Shares)				7,027,884
Vesting term				4 years
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ceiling price per share			$ 5
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ceiling price per share			$ 6
Subsequent Event [Member] | Restricted Shares Units [Member]
Subsequent Events [Line Items]
Aggregate shares issued (in Shares)				2,976,541
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Amount of repurchase (in Dollars)			$ 2,500,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount (in Dollars)	$ 23,000,000	$ 2,000,000